Goodwill and Intangible Assets, net - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Goodwill [Roll Forward]
Balance at the beginning of year	$ 0
Additions	12,947
Balance at the end of year	12,947
Operating Segments [Member] | J&S [Member]
Goodwill [Roll Forward]
Balance at the beginning of year	0
Additions	12,165
Balance at the end of year	12,165
Corporate and Other [Member]
Goodwill [Roll Forward]
Balance at the beginning of year	0
Additions	782
Balance at the end of year	$ 782